Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment	12 Months Ended
Dec. 31, 2020
Electronic Equipment [Member]
Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office Equipment [Member]
Summary of Significant Policies (Details) - Schedule of residual value rate and useful life of property and equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years